                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06711

Morgan Stanley Special Growth Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                    10020
   (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 28, 2006

Date of reporting period: May 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:



MORGAN STANLEY SPECIAL GROWTH FUND
PORTFOLIO OF INVESTMENTS MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------

       NUMBER OF
         SHARES                                                                                             VALUE
-------------------------                                                                            ---------------------

                             COMMON STOCKS (99.3%)
                             Advertising/Marketing Services (1.0%)
                  21,250     Abitron Inc.                                                             $           857,225
                  79,950     ValueClick, Inc. *                                                                   857,064
                                                                                                     ---------------------
                                                                                                                1,714,289
                                                                                                     ---------------------
                             Aerospace & Defense (1.0%)
                  64,500     FLIR Systems, Inc. *                                                               1,728,600
                                                                                                     ---------------------

                             Apparel/Footwear (1.5%)
                  57,250     Carter's, Inc. *                                                                   2,670,712
                                                                                                     ---------------------

                             Biotechnology (1.4%)
                  37,900     Gen-Probe Inc. *                                                                   1,472,794
                  24,100     Techne Corp. *                                                                     1,123,060
                                                                                                     ---------------------
                                                                                                                2,595,854
                                                                                                     ---------------------
                             Cable/Satellite TV (0.4%)
                  45,600     LodgeNet Entertainment Corp. *                                                       773,376
                                                                                                     ---------------------

                             Casino/Gaming (6.5%)
                  61,100     Kerzner International Ltd. (Bahamas) *                                             3,762,538
                  69,100     Lakes Entertainment, Inc. *                                                          858,913
                 140,000     Penn National Gaming, Inc. *                                                       4,559,800
                  88,375     Shuffle Master, Inc. *                                                             2,421,475
                                                                                                     ---------------------
                                                                                                               11,602,726
                                                                                                     ---------------------
                             Chemicals: Specialty (0.4%)
                  33,500     NuCo2 Inc. *                                                                         793,280
                                                                                                     ---------------------

                             Computer Peripherals (1.1%)
                  32,400     Avid Technology, Inc. *                                                            1,899,936
                                                                                                     ---------------------

                             Construction Materials (1.8%)
                  11,500     Eagle Materials, Inc.                                                                978,075
                  33,400     Florida Rock Industries, Inc.                                                      2,186,030
                                                                                                     ---------------------
                                                                                                                3,164,105
                                                                                                     ---------------------
                             Consumer Sundries (0.5%)
                  27,900     Yankee Candle Co., Inc. (The)                                                        880,245
                                                                                                     ---------------------

                             Electronic Equipment/Instruments (0.4%)
                  15,700     Dionex Corp. *                                                                       704,145
                                                                                                     ---------------------

                             Electronic Production Equipment (1.6%)
                  98,500     Tessera Technologies, Inc. *                                                       2,899,840
                                                                                                     ---------------------

                             Engineering & Construction (1.2%)
                  51,900     Chicago Bridge & Iron Company N.V. (Netherlands)                                   1,121,040
                  22,700     Washington Group International, Inc. *                                             1,089,827
                                                                                                     ---------------------
                                                                                                                2,210,867
                                                                                                     ---------------------
                             Financial Publishing/Services (0.7%)
                  61,200     Interactive Data Corp. *                                                           1,317,636
                                                                                                     ---------------------

                             Home Building (1.8%)
                  28,100     Brookfield Homes Corp.                                                             1,288,666
                  36,300     Desarrolladora Homex S.A. DE C.V.  (ADR) (Mexico) *                                  917,664
                  13,300     Meritage Homes Corp. *                                                               967,176
                                                                                                     ---------------------
                                                                                                                3,173,506
                                                                                                     ---------------------

                             Hotels/Resorts/Cruiselines (3.0%)
                  63,300     Gaylord Entertainment Co. *                                                        2,660,499
                 120,328     Great Wolf Resorts, Inc. *                                                         2,652,029
                                                                                                     ---------------------
                                                                                                                5,312,528
                                                                                                     ---------------------
                             Industrial Machinery (1.3%)
                  30,200     Actuant Corp. (Class A) *                                                          1,359,000
                  16,100     Middleby Corp.                                                                       888,720
                                                                                                     ---------------------
                                                                                                                2,247,720
                                                                                                     ---------------------
                             Information Technology Services (2.1%)
                  40,000     MICROS Systems, Inc. *                                                             1,799,200
                  96,100     RSA Security, Inc. *                                                               1,182,030
                  23,300     Verint Systems Inc. *                                                                815,500
                                                                                                     ---------------------
                                                                                                                3,796,730
                                                                                                     ---------------------
                             Internet Retail (3.1%)
                 102,100     Blue Nile Inc. *                                                                   3,051,769
                  84,700     Netflix Inc. *                                                                     1,210,363
                  34,400     Overstock.com, Inc. *                                                              1,317,176
                                                                                                     ---------------------
                                                                                                                5,579,308
                                                                                                     ---------------------
                             Internet Software/Services (3.7%)
                 153,000     Akamai Technologies, Inc. *                                                        2,148,120
                 134,300     CNET Networks, Inc. *                                                              1,394,034
                  18,500     Netease.com Inc. (ADR) (Cayman Islands) *                                            954,970
                  27,200     SINA Corp. (Cayman Island) *                                                         756,976
                  25,300     Websense, Inc. *                                                                   1,358,863
                                                                                                     ---------------------
                                                                                                                6,612,963
                                                                                                     ---------------------
                             Investment Banks/Brokers (2.1%)
                 103,757     Greenhill & Co., Inc.                                                              3,702,050
                                                                                                     ---------------------

                             Investment Managers (1.1%)
                  78,800     Calamos Asset Management Inc. (Class A)                                            1,905,384
                                                                                                     ---------------------

                             Investment Trusts/Mutual Funds (1.2%)
                  75,100     Macquarie Infrastructure Company Trust                                             2,200,430
                                                                                                     ---------------------

                             Marine Shipping (0.0%)
                   2,200     Arlington Tankers Ltd. (Bermuda)                                                      43,274
                                                                                                     ---------------------

                             Medical Specialties (6.9%)
                  89,100     American Medical System Holdings, Inc. *                                           1,778,436
                  49,400     Animas Corp. *                                                                       884,754
                  86,900     Dade Behring Holdings Inc.                                                         5,809,265
                  47,356     Flamel Technologies S.A (ADR) (France) *                                             862,826
                  19,400     IDEXX Laboratories, Inc.  *                                                        1,119,962
                  50,800     Sybron Dental Specialties, Inc. *                                                  1,883,156
                                                                                                     ---------------------
                                                                                                               12,338,399
                                                                                                     ---------------------
                             Medical/Nursing Services (2.8%)
                 206,300     VCA Antech, Inc. *                                                                 5,107,988
                                                                                                     ---------------------

                             Miscellaneous Commercial Services (3.6%)
                  41,400     Bright Horizons Family Solutions, Inc. *                                           1,532,214
                  40,300     Corporate Executive Board Co. (The)                                                2,812,134
                 224,000     SkillSoft PLC (ADR) (Ireland) *                                                      822,080
                  41,400     Universal Technical Institute Inc. *                                               1,264,770
                                                                                                     ---------------------
                                                                                                                6,431,198
                                                                                                     ---------------------
                             Miscellaneous Manufacturing (1.0%)
                  25,000     CUNO, Inc. *                                                                       1,777,500
                                                                                                     ---------------------

                             Movies/Entertainment (0.7%)
                 127,000     Lions Gate Entertainment Corp. *                                                   1,322,070
                                                                                                     ---------------------

                             Office Equipment/Supplies (0.2%)
                  44,000     TransAct Technologies Inc. *                                                         432,520
                                                                                                     ---------------------

                             Oil & Gas Production (7.7%)
                  27,800     Bill Barrett Corp. *                                                                 846,510
                 232,700     Gasco Energy Inc *                                                                   735,332
                  88,200     Petrohawk Energy Corp. *                                                             770,868
                 100,200     Quicksilver Resources Inc. *                                                       5,230,440
                  77,200     Range Resources Corp.                                                              1,783,320
                  64,700     Southwestern Energy Co. *                                                          4,516,060
                                                                                                     ---------------------
                                                                                                               13,882,530
                                                                                                     ---------------------
                             Other Consumer Services (2.7%)
                  42,800     Coinstar, Inc. *                                                                     810,632
                  56,800     PlanetOut, Inc. *                                                                    457,240
                  41,250     Strayer Education, Inc.                                                            3,588,750
                                                                                                     ---------------------
                                                                                                                4,856,622
                                                                                                     ---------------------
                             Packaged Software (2.7%)
                  34,400     Filenet Corp. *                                                                      958,384
                  19,500     Hyperion Solutions Corp. *                                                           860,535
                 151,300     Salesforce.com Inc. *                                                              3,062,312
                                                                                                     ---------------------
                                                                                                                4,881,231
                                                                                                     ---------------------
                             Personnel Services (0.3%)
                  34,500     51job, Inc. (ADR) (Cayman Islands) *                                                 482,655
                                                                                                     ---------------------

                             Pharmaceuticals: Other (0.6%)
                  55,700     Noven Pharmaceuticals, Inc. *                                                      1,002,600
                                                                                                     ---------------------

                             Pulp & Paper (0.7%)
                  39,300     Neenah Paper Inc.                                                                  1,176,249
                                                                                                     ---------------------

                             Recreational Products (4.1%)
                  55,000     Shanda Interactive Entertainment, Ltd. (ADR) (Cayman Islands) *                    2,026,750
                  47,100     THQ, Inc. *                                                                        1,313,619
                 128,300     WMS Industries, Inc. *                                                             4,076,091
                                                                                                     ---------------------
                                                                                                                7,416,460
                                                                                                     ---------------------
                             Restaurants (6.5%)
                  96,370     AFC Enterprises, Inc. *                                                            2,457,435
                  61,020     BJ'S Restaurants Inc. *                                                            1,122,768
                  31,100     IHOP Corp.                                                                         1,480,671
                  48,175     P.F. Chang's China Bistro, Inc. *                                                  2,855,332
                  36,300     Peet's Coffee & Tea, Inc. *                                                        1,030,557
                  51,175     Sonic Corp. *                                                                      1,739,950
                  47,750     The Steak n Shake Co. *                                                              983,173
                                                                                                     ---------------------
                                                                                                               11,669,886
                                                                                                     ---------------------
                             Semiconductors (0.5%)
                  39,800     Microsemi Corp. *                                                                    821,074
                                                                                                     ---------------------

                             Services to the Health Industry (4.4%)
                  95,400     Advisory Board Co. (The) *                                                         4,308,264
                  62,800     Eclipsys Corp. *                                                                     842,776
                  56,200     Stericycle, Inc. *                                                                 2,788,644
                                                                                                     ---------------------
                                                                                                                7,939,684
                                                                                                     ---------------------
                             Specialty Insurance (0.7%)
                   3,825     Markel Corp. *                                                                     1,307,194
                                                                                                     ---------------------

                             Specialty Stores (5.7%)
                  60,600     Build-A-Bear-Workshop, Inc. *                                                      1,660,440
                  63,700     Guitar Center, Inc. *                                                              3,630,263
                  53,000     Tractor Supply Co. *                                                               2,354,260
                  86,200     Tuesday Morning Corp. *                                                            2,619,618
                                                                                                     ---------------------
                                                                                                               10,264,581
                                                                                                     ---------------------
                             Specialty Telecommunications (2.9%)
                  41,500     IDT Corp. (Class B) *                                                                568,550
                  73,200     SpectraSite, Inc. *                                                                4,673,820
                                                                                                     ---------------------
                                                                                                                5,242,370
                                                                                                     ---------------------

                             Telecommunication Equipment (0.4%)
                  22,300     Plantronics, Inc.                                                                    767,566
                                                                                                     ---------------------

                             Trucking (1.8%)
                  73,800     Landstar System, Inc. *                                                            2,490,012
                  45,700     Universal Truckload Services, Inc. *                                                 763,190
                                                                                                     ---------------------
                                                                                                                3,253,202
                                                                                                     ---------------------
                             Wholesale Distributors (2.9%)
                  41,200     Beacon Roofing Supply, Inc. *                                                        985,092
                 118,250     SCP Pool Corp.                                                                     4,235,715
                                                                                                     ---------------------
                                                                                                                5,220,807
                                                                                                     ---------------------
                             Wireless Telecommunications (0.6%)
                  90,123     SBA Communications Corp. *                                                         1,007,575
                                                                                                     ---------------------

                             TOTAL COMMON STOCKS
                               (Cost $146,832,266)                                                            178,131,465
                                                                                                     ---------------------

       PRINCIPAL
       AMOUNT IN
       THOUSANDS
-------------------------
                             SHORT-TERM INVESTMENT (0.8%)
                             REPURCHASE AGREEMENT
                 $ 1,436     Joint repurchase agreement account 3.04% due 06/01/2005
                             (dated 05/31/2005; proceeds $1,436,121) (a)
                             (Cost $1,436,000)                                                                  1,436,000
                                                                                                    ---------------------

                             TOTAL INVESTMENTS
                               (Cost $148,268,266) (b)                                100.1%                  179,567,465
                             LIABILITIES IN EXCESS OF OTHER ASSETS                     (0.1)                     (229,153)
                                                                                   --------------    ---------------------
                             NET ASSETS                                               100.0%                 $179,338,312
                                                                                   ==============    =====================


        ADR     American Depositary Receipt.
         *      Non-income producing security.
        (a)     Collateralized by federal agency and U.S. Treasury obligations.
        (b)     The aggregate cost for federal income tax purposes
                approximates the aggregate cost for book purposes. The
                aggregate gross unrealized appreciation is $37,592,994 and the aggregate gross unrealized depreciation is $6,293,795, resulting in net unrealized appreciation of $31,299,199.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Special Growth Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2005

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.       I have reviewed this report on Form N-Q of Morgan Stanley Special
         Growth Fund;

2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.       Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.       The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a)    Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b)    Omitted;

         (c)    Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
                conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d)    Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
                registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.       The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a)    All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b)    Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: July 20, 2005

                                         /s/ Ronald E. Robison
                                         Ronald E. Robison
                                         Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.       I have reviewed this report on Form N-Q of Morgan Stanley Special
         Growth Fund;

2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.       Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.       The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a)    Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b)    Omitted;

         (c)    Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
                conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d)    Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
                registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.       The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a)    All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b)    Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: July 20, 2005

                                    /s/ Francis Smith
                                    Francis Smith
                                    Principal Financial Officer

                                       5